Financial Income and Costs - Summary of Details of Financial Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income [line items]
Interest expenses	₩ 263,579	₩ 278,427	₩ 296,874
Loss on foreign currency transactions	27,805	30,267	49,156
Loss on foreign currency translation	26,340	93,977	72,642
Loss on settlement of derivatives	1,406	20
Loss on valuation of derivatives	163,763	15,867	2,045
Others	16,338	2,277	1,124
Total	507,383	432,133	435,659
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	₩ 8,152	₩ 11,298	₩ 13,818